Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment, total impairment loss		$ 109
Intangible assets, total impairment losses		15
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total			$ 84
Prepaid licensing and royalty fees, total impairment losses	[1]	85	244
Property, plant and equipment, total impairment loss	[2]	109
Intangible assets, total impairment losses	[3]	15
Total		$ 209	244
Fair Value, Measurements, Nonrecurring | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees	[1]		84
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total			84
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees	[1]		$ 84

[1]	Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired: In 2018 and 2019, certain prepaid licensing and royalty fees were written down to $84 thousand and zero, resulting in an impairment charge of $244 thousand and $85 thousand, respectively. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our digital entertainment business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee and related royalties are re-valued when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.
[2]	Impairment losses on certain property, plant, and equipment which were determined to be impaired: In 2019, we recognized an impairment loss of $109 thousand on property, plant and equipment as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections.
[3]	Impairment losses on certain intangible assets which were determined to be impaired: In 2019, we recognized an impairment loss of $15 thousand on intangible assets as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those intangible assets would not be recoverable based on cash flow projections.